Summary of Other Securities Owned (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Securities Owned [Line Items]
Other securities owned	$ 636	$ 593
Schwab Funds money market funds
Other Securities Owned [Line Items]
Other securities owned	329	332
Equity and bond mutual funds
Other Securities Owned [Line Items]
Other securities owned	217	183
State and municipal debt obligations
Other Securities Owned [Line Items]
Other securities owned	48	46
Equity, U.S. Government and corporate debt, and other securities
Other Securities Owned [Line Items]
Other securities owned	$ 42	$ 32